Shareholder Report, Average Annual Return (Details) 190471_GuidePath Conservative Allocation Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Conservative Allocation Fund Service Shares
Average Annual Return, Percent	10.40%	4.79%	5.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
S&P Target Risk Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Average Annual Return, Percent	9.93%	3.77%	5.26%